MEMORANDUM OF CHANGES
                  VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 681

   This Prospectus filed with Amendment No. 1 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of the Trust. All page numbers below refer to Prospectus Part I.

   Cover Page. The Trust name, Estimated Current Return, Estimated Long-Term Return, CUSIP number and date of the prospectus have been completed.

   Page 3. The "Summary of Essential Financial Information" has been completed.

   Pages 4-5. The "Portfolio" and the notes thereto have been completed.

   Page 6. The Underwriters have been named.

   Page 7. The "Report of Independent Registered Public Accounting Firm" and "Statement of Condition" have been completed.

   Back Cover Page. The name of the Trust and date of the prospectus has been completed.